Borrowings, Financing And Debentures - Additional Information (Detail) R$ in Thousands, £ in Millions, S/ in Millions					6 Months Ended	12 Months Ended
	Jun. 29, 2020 BRL (R$)	Jun. 05, 2020 BRL (R$)	Jun. 05, 2020 PEN (S/)	Jan. 14, 2020 BRL (R$)	Jun. 30, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 BRL (R$)	Apr. 29, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Notional Amount								R$ 3,582,240
Proceeds from issue of bonds, notes and debentures		R$ 22,000	S/ 15
Promissory notes [Member]
Disclosure of detailed information about borrowings [line items]
Appropriation of costs related to the issuance of promissory notes					R$ 19,461	R$ 11,135
Issuance costs to appropriate						R$ 20,962		R$ 7,866
Promissory notes [Member] | 1st issue [Member] | First series [Member]
Disclosure of detailed information about borrowings [line items]
Early redemption of the Commercial Notes	R$ 370,000			R$ 1,830,000
Promissory notes [Member] | 1st issue [Member] | Second series [Member]
Disclosure of detailed information about borrowings [line items]
Early redemption of the Commercial Notes	R$ 140,000
Promissory notes [Member] | 2nd issue [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount									R$ 500,000
Promissory notes [Member] | 4th issue [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount									R$ 250,000
Working capital [Member] | Operation The Body Shop [Member] | No guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest payment basis					Libor + 2%
Working capital [Member] | Operation The Body Shop [Member] | No guarantee [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Maximum Borrowing Capacity | £							£ 70
Working capital [Member] | Operations peru [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate		4.24%	4.24%